Accounts payable and accrued liabilities (Detail Textuals)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2012 Common stock USD ($)	Dec. 31, 2012 Common stock CAD
Accounts Payable and Accrued Liabilities [Line Items]
Issuance of stock for settlement of accounts payable (in shares)			500,000	500,000
Issuance of units for settlement of accounts payable	$ 253,050		$ 253,050	250,000
Interest expense on trade payable		$ 15,102